Income Tax	12 Months Ended
Dec. 31, 2018
Income Tax
Income Tax

8. Income Tax

The following table summarizes income (loss) before income taxes incurred in the PRC and outside of the PRC:

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Income (loss) before income taxes:
PRC	8,742,444	(133,775,542)	(2,917,703)
Outside of PRC	(22,186,499)	(48,379,927)	(11,189,386)

Total	(13,444,055)	(182,155,469)	(14,107,089)

The expenses (benefits) for income taxes is comprised of:

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Current Tax
PRC	13,331,921	4,059,702	307,689
Outside of PRC	16,686	6,713	1,667

	13,348,607	4,066,415	309,356

Deferred Tax
PRC	(15,416,346)	(24,394,667)	(1,643,696)
Outside of PRC	—	—	—

	(15,416,346)	(24,394,667)	(1,643,696)

Income tax benefits	(2,067,739)	(20,328,252)	(1,334,340)

The Company is incorporated in the Cayman Islands, which is exempted from tax.

Enterprise Income Tax Law in China applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Shanghai SINA Leju was granted a high and new technology enterprise (“HNTE”) status and was entitled to enjoy a favorable statutory tax rate of 15% from 2015 through 2017. Shanghai SINA Leju renewed its qualification of “high and new technology enterprise” in 2018 and was entitled to enjoy a favorable statutory tax rate of 15% from 2018 through 2020.

In February 2012, Shanghai Fangxin information technology Co., Ltd., the Group's subsidiary in China, was granted a software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

The Group's subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Company's subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority's mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($14,571) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2017	2018
	$	$
Deferred tax assets:
Accrued salary expenses	9,165,743	7,632,385
Bad debt provision	5,456,916	4,548,846
Net operating loss carry forwards	38,433,490	44,672,205
Advertising expenses	14,315,500	5,750,479
Others	314,127	232,837
Gross deferred tax assets	67,685,776	62,836,752
Valuation allowance	(602,135)	(480,689)
Total deferred tax assets	67,083,641	62,356,063

Deferred tax liabilities:
Intangible assets from acquisition and other assets	18,016,186	14,779,770
Total deferred tax liabilities	18,016,186	14,779,770

The majority deferred tax liabilities were recognized for the temporary differences between the tax basis of intangible assets recognized from acquisitions and their reported amounts in the financial statements.

Movement of the valuation allowance is as follows:

	Year Ended December 31,
	2016	2017	2018
	$	$	$
Balance as of January 1	(654,267)	(192,536)	(602,135)
Additions	(686)	(490,152)	—
Write off	409,467	103,968	96,091
Changes due to exchange rate translation	52,950	(23,415)	25,355
Balance as of December 31	(192,536)	(602,135)	(480,689)

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $686, $490,152 and nil for the years ended December 31, 2016, 2017 and 2018, respectively.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to utilize the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three year period ended December 31, 2018. Such objective evidence limits the Group's ability to consider other subjective evidence such as its projections for future growth.

On the basis of this evaluation, as of December 31, 2018, a valuation allowance of $480,689 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as the Group’s projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2016	2017	2018
PRC income tax rate	25.00%	25.00%	25.00%
Goodwill impairment not deductible for tax purposes	—	(5.66)%	—
Share based compensation expenses not deductible for tax purposes	(19.17)%	(0.48)%	(7.19)%
Other expenses not deductible for tax purposes	(4.30)%	(0.27)%	(2.26)%
Effect of tax holiday	5.19%	(5.46)%	1.18%
Effect of different tax rate of subsidiary operation in other jurisdiction	(2.11)%	(0.59)%	(6.58)%
Effect of different tax rate of DTA and DTL applied	17.58%	—	—
Valuation allowance movement	(0.01)%	(0.27)%	—
Withholding tax	(6.80)%	(1.11)%	(0.69)%
	15.38%	11.16%	9.46%

The aggregate amount and per share effect of the tax holiday are as follows:

	Year Ended December 31,
	2016	2017	2018
	$	$	$
The aggregate dollar effect	697,559	—	166,874
Per share effect—basic	0.01	—	0.00
Per share effect—diluted	0.01	—	0.00

As of December 31, 2017 and 2018, the Group had tax operating loss carry forwards of $188,155,208, and $207,795,259, respectively. The tax operating losses  of entities not qualified as HNTE are available for offset against future profits that may be carried forward until calendar year 2022 and 2023, respectively and further to 2027 and 2028, respectively for qualified HNTE according to the public announcement made by the State Administration of Taxation in China in August 2018.

Undistributed earnings of the Company's PRC subsidiaries of approximately $92,757,472 at December 31, 2018 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2009, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $4,637,874 to $9,275,747, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.